UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09395

Third Avenue Variable Series Trust

(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York, NY	10017

(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: December 31, 2009

Date of reporting period: June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) is as follows:

THIRD AVENUE VARIABLE SERIES TRUST

THIRD AVENUE VALUE PORTFOLIO

SEMI-ANNUAL REPORT

JUNE 30, 2009

THIRD AVENUE VARIABLE SERIES TRUST

Privacy Policy

Third Avenue Value Portfolio (the “Portfolio”) respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Portfolio’s affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Portfolio has delegated the voting of proxies relating to its voting securities to the Portfolio’s investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31, each year (i) without charge, upon request, by calling (800) 443-1021 and (ii) on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.

Schedule of Portfolio Holdings — Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Industry Diversification
at June 30, 2009

The summary of the Portfolio’s investments as of June 30, 2009 is as follows:
(Unaudited)

The accompanying notes are an integral part of the financial statements.

1

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Portfolio of Investments
at June 30, 2009
(Unaudited)

Principal Amount ($)		Value (Note 1)

Corporate Bonds - 7.08%

	Consumer Products - 0.45%
1,001,003	Home Products International, Inc., 2nd Lien, Convertible, PIK, 6.000%, due 3/20/17 (a)	$943,545

	Financial Insurance - 2.17%
12,000,000	MBIA Insurance Corp., 14.000%, due 1/15/33 (c) (e)	4,562,820

	Financial Services - 2.64%
	GMAC LLC:
2,000,000	7.750%, due 1/19/10	1,950,548
3,975,000	7.250%, due 3/2/11	3,608,084

		5,558,632

	Home Development - 0.59%
1,750,000	Standard Pacific Corp., 6.250%, due 4/1/14	1,242,500

	Telecommunications - 0.82%
5,000,000	Nortel Networks, Ltd., 10.125%, due 7/15/13 (Canada)*	1,725,000

	U.S. Real Estate Operating Companies - 0.41%
1,000,000	Forest City Enterprises, Inc., 3.625%, due 10/15/11	855,000

	Total Corporate Bonds (Cost $19,276,859)	14,887,497

Shares

Common Stocks - 84.59%
	Annuities & Mutual Fund Management & Sales - 3.33%
239,000	Bank of New York Mellon Corp. (The)	7,005,090

	Automotive - 9.43%
794,300	Toyota Industries Corp. (Japan)	19,829,673

	Consumer Products - 0.00%#
33,915	Home Products International, Inc. (a) (b)	1,696

	Depository Institutions - 0.08%
96,000	Chong Hing Bank, Ltd. (Hong Kong)	164,252

	Diversified Operations - 7.73%
433,137	Brookfield Asset Management, Inc., Class A (Canada)	7,393,649
2,090,967	Wharf (Holdings), Ltd. (The) (Hong Kong)	8,862,945

		16,256,594

Shares		Value (Note 1)

	Electronics Components - 1.07%
225,913	AVX Corp.	$2,243,316

	Financial Insurance - 2.21%
1,075,000	Ambac Financial Group, Inc. (b)	989,000
843,492	MBIA, Inc. (b)	3,652,320

		4,641,320

	Financial Services - 0.18%
176,000	CIT Group, Inc.	378,400

	Holding Companies - 22.42%
2,092,000	Cheung Kong Holdings, Ltd. (Hong Kong)	24,051,097
232,000	Guoco Group, Ltd. (Hong Kong) (f)	1,999,677
455,000	Investor AB, Class A (Sweden)	6,782,550
90,800	Jardine Matheson Holdings, Ltd. (Hong Kong) (f)	2,489,736
15,000	Pargesa Holding SA (Switzerland)	935,990
116,927	RHJ International (Belgium) (b)	746,346
3,944,000	Wheelock & Co., Ltd. (Hong Kong)	10,167,821

		47,173,217

	Home Development - 0.62%
43,700	MDC Holdings, Inc.	1,315,807

	Non-U.S. Real Estate Operating Companies - 17.21%
1,085,000	Hang Lung Group, Ltd. (Hong Kong)	5,109,967
1,200,000	Hang Lung Properties, Ltd. (Hong Kong)	3,971,587
4,730,000	Henderson Land Development Co., Ltd. (Hong Kong)	27,128,664

		36,210,218

	Oil & Gas Production & Services - 5.53%
87,500	Cimarex Energy Co.	2,479,750
34,000	EnCana Corp. (Canada)	1,681,980
480,000	Nabors Industries, Ltd. (Bermuda) (b)	7,478,400

		11,640,130

	Steel & Specialty Steel - 5.98%
152,300	POSCO, ADR (South Korea)	12,590,641

	Telecommunications - 2.18%
790,395	Sycamore Networks, Inc. (b)	2,473,936
368,100	Tellabs, Inc. (b)	2,109,213

		4,583,149

	U.S. Real Estate Operating Companies - 3.56%
563,809	Forest City Enterprises, Inc., Class A (b)	3,721,139
142,008	Tejon Ranch Co. (b)	3,761,792

		7,482,931

The accompanying notes are an integral part of the financial statements.

2

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Portfolio of Investments (continued)
at June 30, 2009
(Unaudited)

Shares		Value (Note 1)

Common Stocks (continued)
	Utilities, Utility Service Companies & Waste Management - 3.06%
379,400	Covanta Holding Corp. (b)	$6,434,624

	Total Common Stocks (Cost $219,012,990)	177,951,058

Partnership Units

Limited Partnerships - 0.13%
	Infrastructure - 0.13%
22,819	Brookfield Infrastructure Partners L.P. (g)	281,358

	Total Limited Partnerships (Cost $448,925)	281,358

Principal Amount ($)

Short Term Investments - 7.95%
	Repurchase Agreement - 4.15%
8,716,123	JPMorgan Securities, Inc., 0.01%, dated 6/30/09, due 7/1/09 (d)	8,716,123

	U.S. Government Obligations - 3.80%
8,000,000	U.S. Treasury Bill, 0.11%‡, due 7/30/09	7,999,262

	Total Short Term Investments (Cost $16,715,385)	16,715,385

	Total Investment Portfolio - 99.75% (Cost $255,454,159)	209,835,298
	Other Assets less Liabilities - 0.25%	526,153

	NET ASSETS - 100.00%
	(Applicable to 14,825,083 shares outstanding)	$210,361,451

Notes:

(a)	Fair-valued security.

(b)	Non-income producing security.

(c)	Variable rate security.

(d)	Repurchase agreement collateralized by U.S. Treasury Bill, par value $8,975,000, due 8/13/09, value $8,973,295.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(f)	Incorporated in Bermuda.

(g)	Bermuda exempted limited partnership.

*	Issuer in default.

#	Amount represents less than 0.01% of total net assets.

‡	Annualized yield at date of purchase.

ADR:	American Depository Receipt.

PIK:	Payment-in-kind.

The aggregate cost is $255,454,159.

The aggregate gross unrealized appreciation is $10,160,607.

The aggregate gross unrealized depreciation is $(55,779,468).

Country Concentration

% of Net Assets

Hong Kong	39.91%
United States	31.72
Japan	9.43
South Korea	5.99
Canada	5.13
Bermuda	3.56
Sweden	3.22
Switzerland	0.44
Belgium	0.35

Total	99.75%

The accompanying notes are an integral part of the financial statements.

3

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

Assets:
Investments at value (cost of $255,454,159) (Note 1)	$209,835,298
Dividends and interest receivable	1,001,737
Receivable for Portfolio shares sold	9,792
Other assets	2,252

Total assets	210,849,079

Liabilities:
Payable for Portfolio shares redeemed	216,679
Payable to investment adviser	109,829
Payable for auditing and tax consulting fees	46,862
Payable for other shareholder servicing fees (Note 3)	45,216
Payable for reports to shareholders	32,538
Payable for legal fees	24,460
Accounts payable and accrued expenses	10,419
Payable to trustees and officers	1,625

Total liabilities	487,628

Net assets	$210,361,451

Summary of net assets:
Capital stock, unlimited shares authorized, $0.001 par value, 14,825,083 shares outstanding	$240,471,356
Accumulated distributions in excess of net investment income	(3,637,113)
Accumulated net realized gains from investments and foreign currency transactions	19,145,923
Net unrealized depreciation of investments and translation of foreign currency denominated assets and liabilities	(45,618,715)

Net assets applicable to capital shares outstanding	$210,361,451

Net asset value, offering and redemption price per share	$14.19

The accompanying notes are an integral part of the financial statements.

4

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

Investment Income:
Interest	$1,852,725
Dividends (net of foreign withholding tax of $95,061)	1,761,770
Other income	1,765

Total investment income	3,616,260

Expenses:
Investment advisory fees (Note 3)	846,603
Other shareholder servicing fees (Note 3)	159,863
Custodian fees	48,829
Legal fees	44,252
Reports to shareholders	41,775
Auditing and tax consulting fees	39,347
Accounting fees	30,935
Transfer agent fees	26,158
Administration fees (Note 3)	15,868
Trustees’ and officers’ fees and expenses	12,793
Insurance expenses	3,061
Miscellaneous expenses	5,034

Total expenses	1,274,518
Less: Fee waivers (Note 3)	(51,648)

Total net expenses	1,222,870

Net investment income	2,393,390

Realized and unrealized gain (loss) on investments and foreign currency transactions:
Net realized loss on investments	(23,299,833)
Net realized gain on foreign currency transactions	61,711
Net change in unrealized appreciation/depreciation on investments	52,467,577
Net change in unrealized appreciation/depreciation on translation of other assets and liabilities denominated in foreign currency	(598)

Net gain on investments and foreign currency transactions	29,228,857

Net increase in net assets resulting from operations	$31,622,247

The accompanying notes are an integral part of the financial statements.

5

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008

Operations:
Net investment income	$2,393,390	$4,312,333
Net realized gain (loss) on investments and foreign currency transactions	(23,238,122)	39,211,077
Net change in unrealized appreciation/depreciation on investments	52,467,577	(215,498,728)
Net change in unrealized appreciation/depreciation on translation of other assets and liabilities denominated in foreign currency	(598)	369

Net increase (decrease) in net assets resulting from operations	31,622,247	(171,974,949)

Distributions:
Dividends to shareholders from net investment income	—	(2,675,138)
Distributions to shareholders from net realized gains	—	(53,286,104)

Decrease in net assets from distributions	—	(55,961,242)

Capital Share Transactions:
Proceeds from sale of shares	5,935,125	20,180,718
Net asset value of shares issued in reinvestment of dividends and distributions	—	55,961,242
Cost of shares redeemed	(24,108,094)	(114,230,260)

Net decrease in net assets resulting from capital share transactions	(18,172,969)	(38,088,300)

Net increase (decrease) in net assets	13,449,278	(266,024,491)
Net assets at beginning of period	196,912,173	462,936,664

Net assets at end of period	$210,361,451	$196,912,173

The accompanying notes are an integral part of the financial statements.

6

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For The Six Months Ended June 30, 2009 (Unaudited)
			Years Ended December 31,

			2008	2007	2006	2005	2004

Net asset value, beginning of period	$12.01		$25.92	$29.84	$27.41	$24.73	$20.96

Income (loss) from investment operations:
Net investment income	0.15	[1]	0.26 [1]	0.15	0.29	0.02	0.07
Net gain (loss) on investment transactions (both realized and unrealized)	2.03		(10.37)	(1.45)	3.88	3.55	4.05

Total from investment operations	2.18		(10.11)	(1.30)	4.17	3.57	4.12

Less distributions:
Dividends from net investment income	—		(0.18)	(0.67)	(0.40)	(0.34)	(0.12)
Distributions from realized gains	—		(3.62)	(1.95)	(1.34)	(0.55)	(0.23)

Total distributions	—		(3.80)	(2.62)	(1.74)	(0.89)	(0.35)

Net asset value, end of period	$14.19		$12.01	$25.92	$29.84	$27.41	$24.73

Total return[2]	18.15%[3]		(43.66%)	(4.80%)	15.78%	14.63%	19.90%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$210,361		$196,912	$462,937	$540,706	$481,252	$408,061
Ratio of expenses to average net assets
Before fee waivers	1.35%[4]		1.24%	1.17%	1.17%	1.19%	1.21%
After fee waivers[5]	1.30	%4#	1.24%	1.17%	1.17%	1.19%	1.21%
Ratio of net investment income to average net assets	2.54%[4]		1.30%	0.42%	0.74%	0.04%	0.31%
Portfolio turnover rate	7%[3]		77%	20%	9%	12%	10%

1	Calculated based on the average number of shares outstanding during the period.

2

Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown.

3	Not Annualized.

4	Annualized.

5	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.30%.

#	The investment adviser voluntarily waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

7

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements
June 30, 2009
(Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Variable Series Trust (the “Trust”) is an open-end, non-diversified management investment company organized as a Delaware statutory trust pursuant to a Trust Instrument dated June 16, 1999. The Trust currently consists of one non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act) investment series, Third Avenue Value Portfolio (the “Portfolio”). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to the Portfolio. The Portfolio seeks to achieve its investment objective of long-term capital appreciation by adhering to a strict value discipline when selecting securities and mainly by acquiring common stocks of well-financed companies (meaning companies believed to be without significant liabilities in comparison to their liquid resources) at a discount to what the Adviser believes is their intrinsic value.

The shares of the Portfolio may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts. At June 30, 2009, the Trust was offered as an investment option by seven insurance companies and accordingly a decision by any insurance company to withdraw its participation may have a negative impact on the Trust.

Accounting policies:

The policies described below are followed consistently by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Security valuation:

Generally, the Portfolio’s investments are valued at market value. Securities traded on a principal stock exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sales price, the NASDAQ official close price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Portfolio may adjust the prices of securities traded in foreign markets, as appropriate, to reflect the fair value as of the time the Portfolio’s net asset value is calculated. Temporary cash investments are valued at cost, plus accrued interest, which approximates market. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are amortized to maturity based on their cost.

The Portfolio may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws (“restricted securities”). Restricted securities and other securities and assets for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Trust’s Valuation Committee as authorized by the Board of the Trust, under procedures established by the Board. At June 30, 2009, such securities had a total fair value of $945,241 or 0.45% of net assets. Among the factors considered by the Trust’s Valuation Committee in determining fair value are: the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the percentage of the Portfolio’s beneficial ownership of the issuer’s common stock and debt securities, the operating results of the issuer and the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would

8

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
June 30, 2009
(Unaudited)

be realized upon disposition of the securities. Restricted securities often have costs associated with subsequent registration. The restricted securities currently held by the Portfolio are not expected to incur any material future registration costs.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”):

FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Portfolio’s investments as of June 30, 2009 is as follows:

Investments in Securities (Market Value)

Level 1: Quoted Prices
Common Stocks	$177,949,362
Limited Partnerships	281,358
Level 2: Other Significant Observable Inputs
Corporate Bonds	13,943,952
Short Term Investments:
Repurchase Agreement	8,716,123
U.S. Government Obligations	7,999,262
Level 3: Significant Unobservable Inputs
Common Stocks	1,696

Corporate Bonds	943,545

Total Market Value of Investments	$209,835,298

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stock	Corporate Bond

Balance as of 12/31/08 (market value)	$1,696	$943,741
Change in unrealized appreciation/(depreciation) †	—	(29,172)
Payment-in-kind interest	—	28,976

Balance as of 6/30/09 (market value)	$1,696	$943,545

†	Net change in unrealized appreciation/(depreciation) during the period on Level 3 investments held at June 30, 2009.

9

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
June 30, 2009
(Unaudited)

Security transactions and investment income:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income, including, where applicable, amortization of premium and accretion of discount on investments, is accrued daily, except when collection is not expected. Payments received from certain investments held by the Portfolio may be comprised of dividends, capital gains and return of capital. The Portfolio originally estimates the expected classification of such payments. These amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are reported on an identified cost basis.

Foreign currency translation and foreign investments:

The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

•	Investment transactions and investment income: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period. The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of equity securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. federal income tax purposes.

Repurchase agreements:

The Portfolio may invest excess cash in repurchase agreements whereby the Portfolio purchases securities, which serve as collateral, with an agreement to resell such collateral at the maturity date of the repurchase agreement. Securities pledged as collateral for repurchase agreements are held by the Portfolio’s custodian bank until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

10

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
June 30, 2009
(Unaudited)

Distributions to shareholders:

Dividends from net investment income paid to shareholders and distributions from realized gains on sales of securities paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax law and regulations which may differ from U.S. GAAP. The Portfolio’s tax basis net income and capital gains and losses are determined only at the end of each fiscal year.

Income taxes:

The Portfolio has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Income, including gains, from investments in foreign securities received by the Portfolio may be subject to income, withholding or other taxes imposed by foreign countries.

Management has analyzed the Portfolio’s tax position taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio’s tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and applicable tax authorities.

Expense allocation:

Expenses attributable to the Portfolio are charged to the Portfolio. Certain expenses are shared with Third Avenue Trust, an affiliated fund group. Such costs are allocated using the ratio of the Portfolio’s average net assets relative to the total average net assets of the Portfolio and Third Avenue Trust.

Trustees’ and officers’ fees:

The Trust does not pay any fees to its officers for their services as such, except for the Chief Compliance Officer, to whom the Portfolio paid $3,619 for the six months ended June 30, 2009. The Trust does pay, together with Third Avenue Trust, Trustees who are not affiliated with the Investment Adviser a fee of $4,000 for each meeting of the Board that they attend, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at meetings. If a special meeting is required, Trustees will each receive $2,500. The Trust, together with Third Avenue Trust, also pays non-interested Trustees an annual stipend of $59,000 (the lead independent trustee receives an annual retainer of $67,000). The Trustees on the Audit Committee each receive $1,500 for each audit committee meeting and the audit committee chairman receives an annual retainer of $4,000.

2. SECURITIES TRANSACTIONS

Purchases and sales/conversions:

The aggregate cost of purchases and aggregate proceeds from sales and conversions of investments, excluding short-term investments, for the six months ended June 30, 2009 were as follows:

Purchases	Sales

$11,982,605	$21,953,161

11

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
June 30, 2009
(Unaudited)

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENT

The Portfolio has an Investment Advisory Agreement with the Adviser for investment advice and certain management functions. The terms of the Investment Advisory Agreement provide for a monthly fee of 1/12 of 0.90% (an annual fee of 0.90%) of the total average daily net assets of the Portfolio. Additionally, under the terms of the Investment Advisory Agreement, the Adviser pays certain expenses on behalf of the Portfolio, which are partially reimbursed by the Portfolio, including service fees due to third parties, the compensation expense for the Portfolio’s Chief Compliance Officer and other miscellaneous expenses. At June 30, 2009, the Portfolio had amounts payable to the Adviser of $85,960 for reimbursement of expenses paid by the Adviser. Under current arrangements, whenever, in any fiscal year, the Portfolio’s normal operating expenses, including the investment advisory fee, but excluding broker commissions, exceeds 1.30% of the Portfolio’s average daily net assets, the Adviser has voluntarily agreed to reimburse the Portfolio in an amount equal to that excess. Such waived and reimbursed expenses may be paid to the Adviser during the following three-year period to the extent that the payment of such expenses would not cause the Portfolio to exceed the preceding limitation. These expense limitations can be terminated at any time. The Adviser waived fees of $51,648 for the Portfolio for the six months ended June 30, 2009.

The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a Sub-Administration Agreement with PNC Global Investment Servicing (U.S.) Inc. (“PNC”), pursuant to which PNC provides certain of these administrative services on behalf of the Adviser. The Adviser earns an annual fee of $32,000. The Adviser pays PNC an annual sub-administration fee for sub-administration services provided to the Trust equal to $12,396.

Both the Trust and the Adviser have entered into Shareholder Servicing Agreements with the companies that offer the Portfolio whereby a fee is paid to insurance companies who administer omnibus accounts for the policyholders electing to invest in the Portfolio. Pursuant to provisions adopted by the Board, the Adviser has agreed to pay these fees directly. The Portfolio has agreed to reimburse the Adviser for the estimated amount the Portfolio would have been charged by its transfer agent for administering the accounts on an individual basis. The amount, reimbursed to the Adviser, is reflected as “Other shareholder servicing fees” in the Statement of Operations. For the six months ended June 30, 2009, such fees amounted to $159,863.

4. RELATED PARTY TRANSACTIONS

Brokerage commissions:

M.J. Whitman LLC, a registered broker-dealer and Private Debt LLC, a dealer in the trading of bank debt and other private claims, operate under common control with the Adviser. For the six months ended June 30, 2009, the Portfolio incurred brokerage commissions paid to M.J. Whitman LLC in the amount of $60,594.

Certain employees of the Adviser serve as members of the board of directors of companies in which the Portfolio has an investment. As a result of such service, for the six months ended June 30, 2009, the Portfolio received $1,667 in fees. These fees are included in “Other income” on the accompanying Statement of Operations.

12

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
June 30, 2009
(Unaudited)

5. CAPITAL SHARE TRANSACTIONS

The Portfolio is authorized to issue an unlimited number of shares of beneficial interest with $0.001 par value.

Transactions in capital stock were as follows:

	For the Six Months Ended June 30, 2009	For the Year Ended December 31, 2008

Shares outstanding at beginning of period	16,400,944	17,860,091

Shares sold	487,025	1,097,994
Shares reinvested from dividends and distributions	—	3,183,233
Shares redeemed	(2,062,886)	(5,740,374)

Net decrease in Portfolio shares	(1,575,861)	(1,459,147)

Shares outstanding at end of period	14,825,083	16,400,944

6. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

7. RISKS RELATING TO CERTAIN INVESTMENTS

Foreign securities:

Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign taxes on income from and transactions in such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Portfolio. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

High yield debt:

The Portfolio may invest in high yield, lower grade debt (sometimes referred to as “junk” bonds). The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. In addition, the secondary market for these bonds is generally less liquid.

8. FEDERAL INCOME TAXES

The tax character of dividends and distributions paid during the year ended December 31, 2008 was as follows:

Ordinary income	Net long-term capital gain

$4,350,415	$51,610,827

9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Portfolio through August 4, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

13

Annual Renewal of Investment Advisory Agreements
(Unaudited)

At a meeting of the Board of Trustees of the Trust (the “Board”) held on June 3, 2009, the Trustees, by a unanimous vote (including a separate vote of those Trustees who are not “interested persons” (as the term is defined in the Investment Company Act) (the “Independent Trustees”)), approved the renewal of the Portfolio’s Investment Advisory Agreement (the “Agreement”).

In advance of the meeting, the Independent Trustees, through their independent legal counsel, requested extensive materials, and the Adviser provided them, to assist the Board in considering the renewal of the Agreement. The Independent Trustees also constituted an ad hoc committee to work with representatives of the Adviser to evaluate the adequacy and extent of the information to be provided for their consideration. This committee communicated frequently with the Adviser’s representatives and independent legal counsel. At its June 3, 2009 meeting, the Board engaged in a detailed discussion of the materials with the Adviser. The Independent Trustees then met separately with their independent legal counsel for a discussion of the Adviser’s presentation and materials. In considering the Agreement, the Trustees did not identify any single overriding factor and instead considered all factors collectively. As a part of their decision-making process, the Trustees considered information derived from their multi-year service on the Trust’s Board and their familiarity with the Adviser and its investment process. Among other things, they noted that the Adviser has managed the Portfolio since its inception, and expressed their belief that a long-term relationship with a capable, conscientious adviser is in the best interest of the Portfolio. Following this session, the full Board reconvened and approved the continuation of the Agreement as being in the best interests of the Portfolio and its shareholders. The following is a summary of the discussions and conclusions regarding the material factors that formed the basis for the Board’s approval.

Factors Considered

A. Financial Condition of the Adviser; Advisory Fees; Profitability

The Trustees received a presentation from representatives of the Adviser, including a report prepared by Lipper Inc., and reviewed:

1.	the financial condition of the Adviser to determine that the Adviser is solvent and sufficiently well capitalized to perform its ongoing responsibilities to the Portfolio;

2.

the information sources and methodology used in the selection of funds to be included in the comparison universe and the competitive fund group used in comparative analyses of the Portfolio’s advisory fees and expense ratio and in analyzing the Portfolio’s performance;

3.

the Portfolio’s advisory fee and total expenses versus those of the comparison universe and competitive fund group, focusing on the total expense ratio of the Portfolio and the funds in its respective comparison universe and competitive fund group;

4.	performance/expense analyses of the Portfolio and funds in its competitive fund group;

5.	a comparison of fees paid to the Adviser versus fees paid by similar funds advised and sub-advised by the Adviser, as well as any similar separate advisory accounts;

6.

information presented in respect of economies of scale, the extensive resources that the Adviser dedicates to its investment advisory process to the benefit of the Portfolio, the trend of expense ratios of the Portfolio since inception and the decline in the Portfolio’s assets over the past year;

7.

the profitability to the Adviser resulting from the Agreement (including the fall-out benefits noted below), reviewing the dollar amount of expenses allocated and revenue received by the Adviser and the method used to determine such expenses and corresponding profit; and

14

Annual Renewal of Investment Advisory Agreements (continued)
(Unaudited)

8.

fallout benefits, including (i) fees for providing administrative services and (ii) brokerage commissions paid to the Adviser’s affiliated broker-dealer from transactions executed for the Portfolio, including the quarterly brokerage analysis performed by third party service providers and provided to the Trustees analyzing, among other things, the affiliated broker-dealer’s per share commission and execution costs.

B. Description of Personnel And Service Provided by the Adviser

The Trustees reviewed with representatives of the Adviser, and considered:

1.

the nature, extent and quality of services rendered to the Portfolio, including the Adviser’s investment, senior management and operational personnel, and the oversight of day-to-day operations of the Portfolio provided by the Adviser;

2.	the Adviser’s research and portfolio management capabilities, particularly the intensive research undertaken in connection with the Adviser’s deep value philosophy; and

3.	the value added through the Adviser’s active management style that includes participation in corporate restructurings.

C. Investment Performance of the Portfolio and Adviser

1.

The Trustees reviewed total return information for the Portfolio versus the comparison universe and competitive funds group for various periods and since inception. The Trustees also reviewed information pertaining to the Portfolio’s risk adjusted performance.

Conclusions

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate. The Trustees considered, evaluated and were satisfied with the Portfolio’s overall performance in light of market conditions and circumstances particular to the Portfolio. They also considered the advisory fee and expense ratio of the Portfolio and evaluated the comparisons to those of funds in the comparable universe and competitive group and the performance/expense analysis, as discussed in the Adviser’s presentation.

The Trustees discussed the Adviser’s profitability, and it was noted that the profitability percentage for the Portfolio was within ranges of profitability in relevant court cases upholding board approval of particular advisory agreements. The Trustees concluded that the Portfolio’s fee paid to the Adviser was reasonable in light of comparative performance and advisory fee and expense information, costs of the services provided and profits and other benefits derived by the Adviser and its affiliates from their relationship with the Portfolio, including administration fees paid to the Adviser and brokerage fees paid to the Adviser’s affiliates. The Trustees also considered the advisory fees charged for similar funds advised and sub-advised by the Adviser, as well as any separate advisory accounts, and reviewed the nature of the services provided and differences, from the Adviser’s perspective, in managing the Portfolio as compared to advisory services provided to other advised and sub-advised funds and any separate accounts. The Trustees recognized that any differences in fees paid were consistent with the differences in services provided by the Adviser.

The Trustees considered whether economies of scale are shared with the Portfolio and considered the Portfolio’s fee structure, the extensive resources that the Adviser dedicates to its investment advisory process to the benefit of the Portfolio, and the size of the Portfolio. The Trustees concluded that operational economies of scale had benefited the Portfolio and that there were no other material economies of scale in which the Portfolio should share, especially over the past year when asset levels in the Portfolio declined.

15

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Schedule of Shareholder Expenses
(Unaudited)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2009 and held for the six months ended June 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please further note that you also bear fees and charges imposed by insurance companies at the separate account level, which are described in the separate prospectuses of the separate account. Such charges will have the effect of reducing account value.

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During the Period* January 1, 2009 to June 30, 2009	Annualized Expense Ratio

Actual	$1,000.00	$1,181.50	$7.03	1.30%
Hypothetical	$1,000.00	$1,018.35	$6.51	1.30%

*

Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365.

16

Board of Trustees
Jack W. Aber
David M. Barse
William E. Chapman II
Lucinda Franks
Edward J. Kaier
Marvin Moser
Eric Rakowski
Martin Shubik
Charles C. Walden
Martin J. Whitman
Officers
Martin J. Whitman
Chairman of the Board
David M. Barse
President, Chief Executive Officer
Vincent J. Dugan
Chief Financial Officer, Treasurer
Michael A. Buono
Controller
W. James Hall
General Counsel, Secretary
Joseph J. Reardon
Chief Compliance Officer
Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
P.O. Box 9802
Providence, RI 02940-8002
(610) 239-4600
(800) 443-1021 (toll-free)
Investment Adviser
Third Avenue Management LLC
622 Third Avenue
New York, NY 10017
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017
Custodian
JPMorgan Chase Bank, N.A.
14201 Dallas Parkway, 2nd Floor
Dallas, TX 75254

Third Avenue Funds
622 Third Avenue
New York, NY 10017
Phone (212) 888-5222
Toll Free (800) 443-1021
Fax (212) 888-6757
www.thirdave.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Third Avenue Variable Series Trust

By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	August 4, 2009

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	August 4, 2009

By:	/s/ Vincent J. Dugan
Name:	Vincent J. Dugan
Title:	Principal Financial Officer
Date:	August 4, 2009